Seward & Kissel LLP

901 K Street, N.W.

Suite 800

Washington, D.C. 20001

(202) 737-8833 (phone)

(202) 737-5184 (fax)

May 4, 2018

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:

AB Cap Fund, Inc. (the “Company”)

- AB FlexFee Large Cap Growth Portfolio

- AB FlexFee US Thematic Portfolio

- AB FlexFee Core Opportunities Portfolio

- AB FlexFee International Strategic Core Portfolio

- AB FlexFee Emerging Markets Growth Portfolio

(File No. 2-29901)

Ladies and Gentlemen:

On behalf of AB FlexFee Large Cap Growth Portfolio, AB FlexFee US Thematic Portfolio, AB FlexFee Core Opportunities Portfolio, AB FlexFee International Strategic Core Portfolio and AB FlexFee Emerging Markets Growth Portfolio (the “Funds”), which are each a series of the above-referenced Company, we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”). In this regard, we certify that the Prospectuses for the Funds and Statements of Additional Information for AB FlexFee Large Cap Growth Portfolio and AB FlexFee US Thematic Portfolio that would have been filed pursuant to Rule 497(c) under the Securities Act do not differ from that included in the most recent post-effective amendment to the Company’s registration statement that was filed electronically with the Securities and Exchange Commission on April 30, 2018.

A definitive form of the Statement of Additional Information for AB FlexFee Core Opportunities Portfolio, AB FlexFee International Strategic Core Portfolio and AB FlexFee Emerging Markets Growth Portfolio will be filed separately pursuant to Rule 497(c).

Please call me at the above-referenced number if you have any questions regarding the attached.

Sincerely,

/s/ Jessica D. Cohn
Jessica D. Cohn